UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: May 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS

INSTITUTIONAL TRUST

WESTERN ASSET

INSTITUTIONAL TAX FREE RESERVES

FORM N-Q

MAY 31, 2012

Notes to Schedule of Investments (unaudited)

Investment in Tax Free Reserves Portfolio, at value $1,353,938,101

Western Asset Institutional Tax Free Reserves (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Tax Free Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (77.2% at May 31, 2012) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that recognizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

(b) Credit and market risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets and in some cases are backed by a financial institution serving as a liquidity provider. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Accordingly, the credit quality and liquidity of the Fund’s investments may be dependent in part on the credit quality of the institutions supporting the Fund’s investments and changes in the credit quality of these institutions could cause losses to the Fund and affect its share price. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 99.5%
Alabama - 3.5%
Birmingham, AL, GO	3.000%	8/1/12	$770,000	$773,227
Huntsville Health Care Authority, TECP	0.200%	7/17/12	19,000,000	19,000,000
Huntsville Health Care Authority, TECP	0.240%	10/3/12	28,470,000	28,470,000
Huntsville, AL, Health Care Authority, TECP, Huntsville Hospital	0.200%	6/5/12	12,800,000	12,800,000

Total Alabama				61,043,227

Alaska - 0.9%
Alaska Industrial Development & Export Authority Revenue, Greater Fairbanks Community Hospital Foundation Inc., LOC-Bank of Montreal	0.150%	4/1/29	16,635,000	16,635,000	(a)(b)

Arizona - 0.8%
Maricopa County, AZ, IDA, MFH Revenue, Refunding, Sonora Vista II Apartments, LOC-Wells Fargo Bank N.A.	0.330%	12/1/39	1,185,000	1,185,000	(a)(b)(c)
Maricopa County, AZ, USD, GO	2.000%	7/1/12	5,500,000	5,504,785	(d)
Phoenix, AZ, IDA, MFH Revenue, Refunding, Sunrise Vista Apartments-A, LOC-Wells Fargo Bank N.A.	0.330%	6/1/31	2,075,000	2,075,000	(a)(b)(c)
Tempe, AZ, Transportation Excise Tax Revenue, SPA-Royal Bank of Canada	0.180%	7/1/37	5,470,000	5,470,000	(a)(b)

Total Arizona				14,234,785

California - 7.5%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Pathways Home Health Hospice, LOC-U.S. Bank	0.180%	10/1/34	1,165,000	1,165,000	(a)(b)
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Jewish Home San Francisco, LOC-Wells Fargo Bank N.A.	0.170%	11/15/35	2,360,000	2,360,000	(a)(b)
Alameda County, CA, IDA Revenue, JMS Family Partnership, LOC-Wells Fargo Bank N.A.	0.210%	10/1/25	2,230,000	2,230,000	(a)(b)(c)
Alameda, CA, Public Financing Authority, Multi-Family Revenue, LIQ-FNMA	0.220%	5/15/35	1,180,000	1,180,000	(a)(b)
Antelope Valley, CA, Community College District, GO	2.000%	11/30/12	500,000	504,153
Bay Area Toll Authority, CA, Toll Bridge Revenue, Bay Area, LOC-Barclays Bank PLC	0.130%	4/1/36	1,000,000	1,000,000	(a)(b)
Berkeley, CA, Revenue, Berkeley-Albany YMCA, LOC-Wells Fargo Bank N.A.	0.130%	7/1/38	1,000,000	1,000,000	(a)(b)
California Alternative Energy Source Financing Authority, Cogeneration Revenue, Refunding, GE Capital Corp., Arroyo	0.200%	10/1/20	200,000	200,000	(a)(b)(c)
California Health Facilities Finance Authority Revenue:
Hospital Adventist Health Systems, LOC-Wells Fargo Bank N.A.	0.170%	9/1/25	1,900,000	1,900,000	(a)(b)
Kaiser Permanente	0.170%	6/1/41	615,000	615,000	(a)(b)
California Health Facilities Financing Authority Revenue:
Catholic Healthcare West, NATL, LOC-JPMorgan Chase	0.200%	7/1/16	920,000	920,000	(a)(b)
St. Joseph Health Systems, LOC-U.S. Bank N.A.	0.150%	7/1/41	300,000	300,000	(a)(b)
California Infrastructure & Economic Development Bank Revenue:
Jserra Catholic High School, LOC-Wells Fargo Bank N.A.	0.130%	9/1/34	1,600,000	1,600,000	(a)(b)
Jserra Catholic High School, LOC-Comercia Bank	0.180%	9/1/34	2,500,000	2,500,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
Pacific Gas & Electric Co., LOC-Wells Fargo Bank N.A.	0.150%	12/1/16	$17,900,000	$17,900,000	(a)(b)
Pacific Gas & Electric Co., LOC-Wells Fargo Bank N.A.	0.160%	12/1/16	300,000	300,000	(a)(b)
California MFA Exempt Facilities Revenue, ExxonMobil Project	0.140%	12/1/29	100,000	100,000	(a)(b)(c)
California MFA Revenue, Trinity School, LOC-Comerica Bank	0.220%	6/1/37	400,000	400,000	(a)(b)
California PCFA:
Athens Disposal Inc. Project, LOC-Wells Fargo Bank N.A.	0.240%	8/1/19	900,000	900,000	(a)(b)(c)
Athens Services Project, LOC-Wells Fargo Bank N.A.	0.240%	5/1/21	4,600,000	4,600,000	(a)(b)(c)
Edco Disposal Corp. Project, LOC-Wells Fargo Bank N.A.	0.240%	10/1/29	1,150,000	1,150,000	(a)(b)(c)
California PCFA, PCR, Pacific Gas & Electric, LOC-JPMorgan Chase	0.250%	11/1/26	2,000,000	2,000,000	(a)(b)(c)
California PCFA, Solid Waste Disposal Revenue:
Bay Counties Waste Services Inc., LOC-Comerica Bank	0.280%	8/1/41	2,700,000	2,700,000	(a)(b)(c)
Burrtec Waste Group Inc., LOC-U.S. Bank N.A.	0.240%	10/1/38	780,000	780,000	(a)(b)(c)
Recycling Industries Inc. Project, LOC-Comerica Bank	0.280%	11/1/41	1,000,000	1,000,000	(a)(b)(c)
California State, GO, LOC-Bank of Montreal	0.140%	5/1/33	400,000	400,000	(a)(b)
California Statewide CDA, Kaiser Permanente	0.170%	4/1/38	300,000	300,000	(a)(b)
California Statewide CDA Revenue:
Kaiser Permanente	0.170%	8/15/25	300,000	300,000	(a)(b)
Kaiser Permanente	0.170%	4/1/45	400,000	400,000	(a)(b)
Los Angeles County Museum of Art, LOC-Union Bank N.A.	0.130%	12/1/37	1,500,000	1,500,000	(a)(b)
Painted Turtle Gang Camp Foundation, LOC-Wells Fargo Bank N.A.	0.130%	4/1/33	1,600,000	1,600,000	(a)(b)
California Statewide CDA, MFH Revenue:
David Avenue Apartments, FHLMC, LIQ-FHLMC	0.180%	12/1/42	1,300,000	1,300,000	(a)(b)(c)
Phoenix Terrace Apartments, FNMA, LIQ-FNMA	0.200%	3/15/32	1,650,000	1,650,000	(a)(b)(c)
Corono-Norca, CA, USD, GO	2.000%	12/31/12	6,900,000	6,970,018
Eastern Municipal Water District, Water & Sewer Revenue, COP, SPA-Wells Fargo Bank N.A.	0.130%	7/1/35	5,600,000	5,600,000	(a)(b)
Irvine, CA, USD Special Tax Revenue, Community Facilities District No. 09-1, LOC-U.S. Bank N.A.	0.160%	9/1/51	8,700,000	8,700,000	(a)(b)
Los Angeles, CA, Department of Water & Power Waterworks Revenue, SPA-Banco Bilbao Vizcaya	0.120%	7/1/35	22,300,000	22,300,000	(a)(b)
Pasadena, CA, CDC, MFH Revenue, Holly Street Apartments, FNMA-Collateralized	0.150%	12/15/33	100,000	100,000	(a)(b)(c)
Sacramento County, CA, Housing Authority, MFH Revenue:
Carlton Plaza Sacramento LLC, FNMA, LIQ-FNMA	0.180%	5/15/36	2,200,000	2,200,000	(a)(b)(c)
Chesapeake Commons, Wasatch Pool Holdings LLC, FNMA, LIQ-FNMA	0.180%	2/15/31	15,100,000	15,100,000	(a)(b)(c)
Logan Park Apartments, FHLMC, LIQ-FHLMC	0.180%	5/1/42	4,000,000	4,000,000	(a)(b)(c)
Sacramento, CA, MUD, TECP, LOC-Barclays Bank PLC	0.200%	7/13/12	4,500,000	4,500,000
San Jose, CA, MFH Revenue, Villa Monterey Apartments, FNMA, LIQ-FNMA	0.190%	7/15/35	5,245,000	5,245,000	(a)(b)(c)
Windsor, CA, Multi-Family Revenue, Oakmont Retirement Investors LLC, FNMA, LIQ-FNMA	0.220%	8/1/25	500,000	500,000	(a)(b)(c)

Total California				131,969,171

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - 2.4%
Colorado Educational & Cultural Facilities Authority Revenue:
Four Community Hillel House, National Jewish Federation, LOC-JPMorgan Chase	0.200%	5/1/38	$1,050,000	$1,050,000	(a)(b)
National Jewish Federation Bond Program, LOC-JPMorgan Chase	0.200%	7/1/36	100,000	100,000	(a)(b)
National Jewish Federation Bond Program, LOC-U.S. Bank N.A.	0.200%	11/1/37	1,000,000	1,000,000	(a)(b)
Colorado Educational and Cultural Facilities, Nature Conservancy, Project A	0.190%	7/1/27	414,000	414,000	(a)(b)
Colorado HFA Revenue, Multi-Family, SPA-FHLB	0.200%	4/1/45	7,800,000	7,800,000	(a)(b)(c)
Colorado HFA, EDR, Lehman Communications Corp., LOC-Wells Fargo Bank N.A.	0.330%	7/1/28	1,580,000	1,580,000	(a)(b)(c)
Colorado Housing & Finance Authority, Multi-Family, SPA-FHLB	0.210%	10/1/21	5,585,000	5,585,000	(a)(b)(c)
Colorado Springs, CO, Utilities Revenue, Systems Improvement, SPA-U.S. Bank N.A.	0.160%	11/1/41	1,100,000	1,100,000	(a)(b)
Colorado State Educational & Cultural Facilities Authority Revenue, National Jewish Federation, LOC-JPMorgan Chase	0.200%	12/1/37	3,460,000	3,460,000	(a)(b)
Denver, CO, City & County, COP, SPA-JPMorgan Chase	0.200%	12/1/29	1,900,000	1,900,000	(a)(b)
Englewood, CO, MFH Revenue, Marks West Apartments LLC, LIQ-FHLMC	0.180%	12/1/26	200,000	200,000	(a)(b)
Fort Collins, CO, EDR, Custom Blending Inc., LOC-Wells Fargo Bank N.A.	0.330%	6/1/33	3,575,000	3,575,000	(a)(b)(c)
Park 70 Metropolitan District, CO, GO, Limited Tax Convertible Unlimited Tax, LOC-U.S. Bank N.A.	0.800%	12/1/12	2,690,000	2,690,000	(a)(b)
Traer Creek, CO, Metropolitan District Revenue, Avon, LOC-BNP Paribas	1.070%	10/1/21	7,000,000	7,000,000	(a)(b)
University of Colorado Hospital Authority Revenue, LOC-Wells Fargo Bank N.A.	0.150%	11/15/41	4,790,000	4,790,000	(a)(b)

Total Colorado				42,244,000

Connecticut - 0.5%
Connecticut State HEFA Revenue:
Choate Rosemary Hall, LOC-JPMorgan Chase	0.170%	7/1/37	20,000	20,000	(a)(b)
Westover School, LOC-TD Bank N.A.	0.160%	7/1/30	400,000	400,000	(a)(b)
Connecticut State HFA:
Housing Mortgage Finance Program	0.330%	11/15/12	4,585,000	4,585,000	(e)
Housing Mortgage Finance Program, SPA-FHLB	0.190%	5/15/31	905,000	905,000	(a)(b)(c)
Killingly, CT, GO, BAN	1.500%	5/1/13	2,200,000	2,224,688

Total Connecticut				8,134,688

District of Columbia - 0.9%
District of Columbia Enterprise Zone Revenue, Crowell and Moring LLP Project, LOC-Wells Fargo Bank N.A.	0.330%	1/1/13	1,000,000	1,000,000	(a)(b)(c)
District of Columbia Housing Finance Agency, MFH Revenue, Pentacle Apartments Project, FHLMC, LOC-FHLMC	0.180%	11/1/38	3,675,000	3,675,000	(a)(b)
District of Columbia Revenue:
American Legacy Foundation	0.170%	12/1/43	3,200,000	3,200,000	(a)(b)
American Sociological Association, LOC-PNC Bank N.A.	0.180%	12/1/37	1,975,000	1,975,000	(a)(b)
Vestry Rock Creek Parish, LOC-PNC Bank N.A.	0.180%	11/1/37	4,885,000	4,885,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
District of Columbia - continued
Washington Center for Internships and Academic Seminars, LOC-Branch Banking & Trust	0.190%	2/1/48	$1,200,000	$1,200,000	(a)(b)

Total District of Columbia				15,935,000

Florida - 4.6%
Brevard County, FL, IDR, Pivotal Utility Holdings Inc., LOC-Bank of Tokyo-Mitsubishi UFJ	0.200%	10/1/24	20,000,000	20,000,000	(a)(b)(c)
Florida Housing Finance Corp., Multi-Family Mortgage Revenue, Cutler Riverside Preservation Apartments, FHLMC, LIQ-FHLMC	0.190%	6/1/48	5,300,000	5,300,000	(a)(b)(c)
Florida State Board of Education Public Education, GO, Capital Outlay	5.000%	6/1/13	600,000	628,384
Florida State, GO:
Department of Transportation, Right of Way	6.375%	7/1/12	700,000	703,524
Department of Transportation, Right of Way	5.250%	7/1/13	1,000,000	1,053,720
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, AGM	5.250%	10/1/12	1,000,000	1,016,159	(c)(f)
Halifax, FL, Hospital Medical Center, LOC-JPMorgan Chase	0.180%	6/1/48	3,700,000	3,700,000	(a)(b)
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health System, LOC-SunTrust Bank	0.500%	11/15/35	13,700,000	13,700,000	(a)(b)
Jacksonville, FL, Economic Development Commission Health Care Facilities Revenue, Methodist Medical Center, TD Bank N.A.	0.170%	10/1/15	2,000,000	2,000,000	(a)(b)
Marion County, FL, HFA Revenue, Paddock Apartments, Fannie Mae, LIQ-FNMA	0.180%	10/15/32	1,180,000	1,180,000	(a)(b)
Miami-Dade County, FL, IDA, Professional Modification, AAR Aircraft Services Inc., LOC-Wells Fargo Bank N.A.	0.230%	8/1/18	6,500,000	6,500,000	(a)(b)(c)
Orange County, FL, Housing Finance Authority, Walk Apartments LLC, FNMA, LIQ-FNMA	0.200%	6/1/25	3,500,000	3,500,000	(a)(b)
Orlando, FL, Capital Improvement Special Revenue	5.000%	10/1/12	1,425,000	1,447,620
Orlando, FL, Utilities Commission, Utility System Revenue	5.000%	10/1/12	600,000	609,524
Palm Beach County, FL, Revenue, Palm Beach Day Academy Project, LOC-Wells Fargo Bank N.A.	0.180%	1/1/37	6,400,000	6,400,000	(a)(b)
Polk County, FL, School Board COP, Master Lease Program, LOC-Wells Fargo Bank N.A.	0.230%	1/1/28	4,700,000	4,700,000	(a)(b)
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital, LOC-Northern Trust Co.	0.200%	7/1/37	8,500,000	8,500,000	(a)(b)

Total Florida				80,938,931

Georgia - 5.3%
Carroll County, GA, Development Authority Revenue, Royal Metal Productions Inc. Project, LOC-Branch Banking & Trust	0.260%	1/1/27	3,070,000	3,070,000	(a)(b)(c)
Cobb County, GA, Housing Authority Revenue, Walton Reserve Apartments Project, LOC-FHLB & SunTrust Bank	0.240%	10/1/35	8,250,000	8,250,000	(a)(b)(c)
Coweta County, GA, Development Authority Revenue, W.Y. Newnan Holding LLC Project, LOC-Wells Fargo Bank N.A.	0.330%	4/1/32	4,300,000	4,300,000	(a)(b)(c)
De Kalb County, GA, Housing Authority, MFH Revenue, Friendly Heights LP, LOC-FHLMC	0.200%	5/1/34	6,860,000	6,860,000	(a)(b)(c)
Douglas County, GA, Development Authority, IDR, Pandosia LLC Project, LOC-Wells Fargo Bank N.A.	0.230%	12/1/27	3,700,000	3,700,000	(a)(b)(c)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - continued
Floyd County, GA, Development Authority Revenue, Berry College Inc. Project, LOC-FHLB, SunTrust Bank	0.210%	8/1/22	$5,260,000	$5,260,000	(a)(b)
Fulton County, GA, Development Authority Revenue:
Doris & Weber School Project, LOC-Branch Banking & Trust	0.190%	12/1/30	1,930,000	1,930,000	(a)(b)
Shepherd Center Inc., LOC-FHLB, SunTrust Bank	0.210%	9/1/35	700,000	700,000	(a)(b)
Gainesville & Hall County, GA, Development Authority Revenue, Senior Living Facility, Lanier Village Estates Inc., Radian, LOC-Bank of America N.A., SPA-LaSalle Bank N.A.	0.130%	11/15/33	2,295,000	2,295,000	(a)(b)
Gwinnett County, GA, Development Authority, IDR, Barco Inc. Project, LOC-Branch Banking & Trust	0.260%	11/1/20	7,945,000	7,945,000	(a)(b)(c)
Gwinnett County, GA, Hospital Authority Revenue, Gwinnett Hospital System Inc., LOC-FHLB & SunTrust Bank	0.210%	7/1/36	4,360,000	4,360,000	(a)(b)
Houston County, GA, Development Authority Sewer Facility Revenue, Perdue Farms Inc. Project, LOC-Rabobank Nederland	0.280%	1/1/18	5,350,000	5,350,000	(a)(b)(c)
Kennesaw, GA, Development Authority, MFH Revenue, Walton Ridenour Apartments LP, LOC-FHLB, SunTrust Bank	0.240%	4/1/37	4,800,000	4,800,000	(a)(b)(c)
Municipal Electric Authority of Georgia, LOC-Dexia Credit Local	0.160%	1/1/48	20,300,000	20,300,000	(a)(b)
Private Colleges & Universities Authority, GA\Revenue, Emory University	0.130%	9/1/24	7,000,000	7,000,000	(a)(b)
Savannah, GA, EDA Revenue, Savannah Country Day School, LOC-Branch Banking & Trust	0.190%	5/1/32	1,570,000	1,570,000	(a)(b)
Stephens County, GA, Development Authority, IDR, CMC of Georgia Inc. Project, LOC-Branch Banking & Trust	0.260%	8/1/21	5,825,000	5,825,000	(a)(b)(c)

Total Georgia				93,515,000

Illinois - 4.9%
Aurora, IL, Keson Industries Inc. Project, LOC-Harris Trust and Savings Bank	0.300%	7/1/26	1,810,000	1,810,000	(a)(b)(c)
Bloomington & Normal, IL, Airport Authority Revenue, Central Illinois Regional Airport, LOC-Northern Trust Co.	0.230%	1/1/27	2,425,000	2,425,000	(a)(b)
Chicago, IL, Midway Airport Revenue, LOC-Bank of Montreal	0.200%	1/1/35	5,540,000	5,540,000	(a)(b)(c)
Chicago, IL, Renaissance Center LP, LOC-Harris Trust and Savings Bank	0.300%	10/1/34	2,520,000	2,520,000	(a)(b)(c)
Chicago, IL, Tax Increment Revenue, Tax Allocation Bonds, Near North Redevelopment Project, Senior Lien, LOC-Bank of New York	0.210%	1/1/19	20,175,000	20,175,000	(a)(b)
Chicago, IL, Water Revenue, SPA-JPMorgan Chase	0.190%	11/1/30	13,100,000	13,100,000	(a)(b)
Cook County, IL, Catholic Theological University Project, LOC-Harris Trust and Savings Bank	0.220%	2/1/35	995,000	995,000	(a)(b)
Illinois DFA, Glenwood School for Boys, LOC-Harris Bank	0.170%	2/1/33	1,000,000	1,000,000	(a)(b)
Illinois Finance Authority Revenue:
Elmhurst Memorial Healthcare, LOC-JPMorgan Chase	0.200%	1/1/48	2,000,000	2,000,000	(a)(b)

Lake Forest Country Day School, LOC-Northern Trust Co.	0.200%	7/1/35	4,000,000	4,000,000	(a)(b)
Provena Health, LOC-JPMorgan Chase	0.200%	8/15/44	14,100,000	14,100,000	(a)(b)
Riverside Health Systems, Radian, LOC-JPMorgan Chase	0.170%	11/15/29	3,900,000	3,900,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - continued
University of Chicago Medical Center, LOC-JPMorgan Chase	0.200%	8/1/43	$2,500,000	$2,500,000	(a)(b)
University of Chicago Medical Center, LOC-Wells Fargo Bank N.A.	0.200%	8/1/44	2,550,000	2,550,000	(a)(b)
Illinois Finance Authority, MFH Revenue, Liberty Towers Associates, LOC-Harris N.A.	0.210%	10/1/39	3,180,000	3,180,000	(a)(b)
Illinois Housing Development Authority, MFH Revenue, Galesburg Towers Associates II, LOC-Harris N.A.	0.320%	12/1/35	3,765,000	3,765,000	(a)(b)(c)
Peoria, IL, Multi-Family Revenue, Housing, Oak Woods Apartments Project, FNMA, LIQ-FNMA	0.220%	10/15/28	2,700,000	2,700,000	(a)(b)(c)

Total Illinois				86,260,000

Indiana - 5.3%
Fort Wayne, IN, Waterworks Utility Revenue, BAN	0.480%	2/5/13	11,830,000	11,830,000
Indiana Finance Authority Hospital Revenue, Floyd Memorial Hospital & Health Services, LOC-Branch Banking & Trust	0.230%	3/1/36	4,170,000	4,170,000	(a)(b)
Indiana State Finance Authority Revenue, Marquette Project, LOC-Branch Banking & Trust	0.210%	3/1/39	6,375,000	6,375,000	(a)(b)
Indiana State Finance Authority, Environmental Revenue, Duke Energy Indiana Inc. Project, LOC-Bank of America N.A.	0.200%	10/1/40	20,920,000	20,920,000	(a)(b)
Indianapolis, IN, MFH Revenue, Washington Pointe LP Project, FNMA, LIQ-FNMA	0.190%	4/15/39	300,000	300,000	(a)(b)
St. Joseph County, IN, EDR, Logan Community Resources Inc. Project, LOC-PNC Bank N.A.	0.190%	5/1/34	3,940,000	3,940,000	(a)(b)
St. Joseph County, IN, Educational Facilities Revenue, University of Notre Dame Du Lac, LIQ-Northern Trust Co.	0.130%	3/1/40	45,900,000	45,900,000	(a)(b)

Total Indiana				93,435,000

Iowa - 1.1%
Grinnell, IA, Hospital Revenue, Grinnell Medical Center, LOC-U.S. Bank N.A.	0.220%	12/1/21	100,000	100,000	(a)(b)
Iowa Finance Authority, MFH Revenue, SPA-Dexia Credit Local	0.200%	8/1/37	9,070,000	9,070,000	(a)(b)(c)
Iowa Finance Authority, IDR, Embria Health Sciences Project, LOC-Wells Fargo Bank	0.330%	6/1/32	2,400,000	2,400,000	(a)(b)(c)
Iowa Finance Authority, MFH Revenue, Windsor on the River LLC, LOC-Wells Fargo Bank N.A.	0.210%	5/1/42	7,000,000	7,000,000	(a)(b)(c)
Iowa Higher Education Loan Authority Revenue, Private College, University of Dubuque, LOC-Northern Trust Co.	0.220%	4/1/35	320,000	320,000	(a)(b)
Iowa State Finance Authority Revenue, State Revolving Fund	2.000%	8/1/12	1,000,000	1,002,898

Total Iowa				19,892,898

Kansas - 0.1%
Sedgwick County, KS, USD No. 259, GO	5.000%	10/1/12	1,000,000	1,015,752

Kentucky - 3.1%
Berea, KY, Educational Facilities Revenue	0.180%	6/1/29	200,000	200,000	(a)(b)
Berea, KY, Educational Facilities Revenue, Berea College Project	0.180%	6/1/32	5,235,000	5,235,000	(a)(b)
Boone County, KY, Industrial Building Revenue, Kiswel Inc. Project, LOC-Branch Banking & Trust	0.260%	5/1/27	5,620,000	5,620,000	(a)(b)(c)
Boyle County, KY, Hospital Revenue, Ephraim McDowell Health Project, LOC-Branch Banking & Trust	0.180%	4/1/36	3,080,000	3,080,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kentucky - continued
Breckinridge County, KY, Association of Counties Leasing Trust, Lease Program Revenue, LOC-U.S. Bank	0.200%	2/1/32	$700,000	$700,000	(a)(b)
Carroll County, KY, Solid Waste Disposal Revenue, North American Stainless Project, LOC-PNC Bank N.A.	0.210%	1/1/31	8,300,000	8,300,000	(a)(b)(c)
Christian County, KY, Association of Counties Leasing Trust, Lease Program:
LOC-U.S. Bank N.A	0.200%	4/1/37	4,525,000	4,525,000	(a)(b)
LOC-U.S. Bank N.A.	0.200%	6/1/38	4,325,000	4,325,000	(a)(b)
Kentucky Economic Development Finance Authority, Hospital Facilities Revenue, Baptist Healthcare System, LOC-Branch Banking & Trust	0.170%	8/15/38	11,800,000	11,800,000	(a)(b)
Richmond, KY, League of Cities Funding Trust, Lease Program Revenue, LOC-U.S. Bank	0.200%	3/1/36	7,140,000	7,140,000	(a)(b)
Trimble County, KY, Association of Counties Leasing Trust, Lease Program Revenue, LOC-U.S. Bank N.A.	0.200%	12/1/38	1,125,000	1,125,000	(a)(b)
Warren County, KY, Revenue, WKU Student Life Foundation Inc., LOC-JPMorgan Chase	0.190%	6/1/30	700,000	700,000	(a)(b)
Williamstown, KY, League of Cities Funding Trust Lease Revenue, LOC-U.S. Bank N.A.	0.200%	7/1/38	1,650,000	1,650,000	(a)(b)

Total Kentucky				54,400,000

Louisiana - 3.3%
Louisiana PFA Revenue:
Dynamic Fuels LLC Project, LOC-JPMorgan Chase	0.210%	10/1/33	5,300,000	5,300,000	(a)(b)
Tiger Athletic, LOC-Capital One N.A., FHLB	0.180%	9/2/33	9,960,000	9,960,000	(a)(b)
Louisiana State PFA Revenue, Tiger Athletic Foundation, LOC-Capital One N.A., FHLB	0.180%	9/2/39	6,915,000	6,915,000	(a)(b)
St. James Parish, LA, PCR, Texaco Inc. Project	0.180%	7/1/12	26,100,000	26,100,000	(a)(b)
St. James Parish, LA, Revenue, Nustar Logistics LP Project, LOC-JPMorgan Chase	0.200%	12/1/40	10,000,000	10,000,000	(a)(b)

Total Louisiana				58,275,000

Maryland - 2.0%
Howard County, MD, Revenue, Glenelg Country School, LOC-PNC Bank N.A.	0.200%	7/1/26	2,780,000	2,780,000	(a)(b)
Maryland State EDC Revenue:
Santa Barbara Court LLC Project, LOC-PNC Bank N.A.	0.240%	4/1/26	6,015,000	6,015,000	(a)(b)(c)
Your Public Radio Corp. Project, LOC-PNC Bank	0.190%	11/15/22	4,460,000	4,460,000	(a)(b)
Maryland State Health & Higher EFA Revenue:
Howard County General Hospital, LOC-PNC Bank N.A.	0.160%	7/1/46	2,600,000	2,600,000	(a)(b)
University of Maryland Medical System, LOC-SunTrust Bank	0.170%	7/1/41	8,900,000	8,900,000	(a)(b)
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Revenue:
Housing Development, GNMA, FNMA, FHLMC, FHA, LOC-FNMA, FHLMC	0.160%	7/1/36	1,900,000	1,900,000	(a)(b)
Housing Development, GNMA, FNMA, FHLMC, LOC-TD Bank N.A.	0.160%	1/1/49	7,000,000	7,000,000	(a)(b)
Washington County, MD, EDR, St. James School Project, LOC-PNC Bank NA	0.180%	11/1/29	2,100,000	2,100,000	(a)(b)

Total Maryland				35,755,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - 1.8%
Lawrence, MA, GO, BAN	1.500%	9/1/12	$3,000,000	$3,002,458
Massachusetts Bay Transportation Authority, TECP, BAN, Fortis Bank SA	0.550%	6/11/12	10,500,000	10,500,000
Massachusetts State DFA, ISO New England Inc., LOC-Key Bank N.A.	0.150%	2/1/32	10,790,000	10,790,000	(a)(b)
Massachusetts State DFA Revenue, Wentworth Institute of Technology, LOC-JPMorgan Chase	0.180%	10/1/33	965,000	965,000	(a)(b)
Massachusetts State DFA, MFH, Archstone Readstone, LOC-Bank of America N.A.	0.200%	12/1/37	2,600,000	2,600,000	(a)(b)(c)
Massachusetts State HEFA Revenue:
Baystate Medical Center Inc., LOC-JPMorgan Chase	0.200%	7/1/44	790,000	790,000	(a)(b)
Children’s Hospital Corp., LOC-JPMorgan Chase	0.210%	10/1/49	1,000,000	1,000,000	(a)(b)
Pool Loan Program, LOC-TD Bank N.A.	0.210%	2/1/38	320,000	320,000	(a)(b)
Westfield, MA, GO, BAN	1.250%	10/12/12	800,000	802,327

Total Massachusetts				30,769,785

Michigan - 0.4%
Michigan State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone, LOC-Bank of Tokyo-Mitsubishi UFJ	0.180%	1/1/26	3,000,000	3,000,000	(a)(b)
University of Michigan, SPA-Northern Trust Co.	0.150%	4/1/42	3,800,000	3,800,000	(a)(b)

Total Michigan				6,800,000

Mississippi - 0.1%
Mississippi Business Finance Commission Gulf Opportunity Zone, Chevron U.S.A. Inc.	0.180%	11/1/35	1,840,000	1,840,000	(a)(b)

Missouri - 1.4%
Kansas City, MO, IDA Revenue, Ewing Marion Kauffman	0.220%	4/1/27	4,900,000	4,900,000	(a)(b)
Missouri State HEFA, BJC Health Systems, SPA-U.S. Bank N.A.	0.200%	5/15/38	500,000	500,000	(a)(b)
Missouri State HEFA, Educational Facilities Revenue:
Drury University, LOC-PNC Bank N.A.	0.220%	10/15/41	8,400,000	8,400,000	(a)(b)
St. Louis University, LOC-Wells Fargo Bank N.A.	0.190%	10/1/35	300,000	300,000	(a)(b)
Washington University, SPA-JPMorgan Chase	0.200%	9/1/30	700,000	700,000	(a)(b)
Missouri State HEFA, Washington University, SPA-JPMorgan Chase	0.170%	2/15/33	100,000	100,000	(a)(b)
Springfield, MO, IDA Revenue, McIntosh Holdings LLC Project, LOC-U.S. Bank N.A.	0.230%	9/1/26	1,925,000	1,925,000	(a)(b)(c)
Washington, MO, Industrial Revenue, Pauwels Transformers Inc. Project, LOC-Bank of America N.A.	0.400%	12/1/28	7,110,000	7,110,000	(a)(b)(c)

Total Missouri				23,935,000

Nevada - 0.6%
Clark County, NV, Airport Revenue, LOC-Royal Bank of Canada	0.190%	7/1/22	9,800,000	9,800,000	(a)(b)(c)

New Hampshire - 0.1%
New Hampshire State Business Finance Authority Revenue, The Mark H. Wentworth Home, LOC-TD Bank N.A.	0.150%	12/1/36	1,900,000	1,900,000	(a)(b)

New Jersey - 6.3%
Bergen County, NJ, Improvement Authority Revenue	3.000%	8/15/12	650,000	653,669

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - continued
Clifton, NJ, GO, BAN	1.000%	10/25/12	$2,768,000	$2,771,842
Fair Lawn, NJ, GO, BAN	1.000%	9/21/12	4,400,000	4,407,507
Franklin Lakes, NJ, GO, BAN	1.000%	10/26/12	2,380,625	2,385,956
Garfield, NJ, GO, BAN	1.250%	12/7/12	3,500,000	3,506,796
Gloucester Township, NJ, GO, BAN	1.500%	6/4/13	1,900,000	1,916,948	(d)
Hudson County, NJ, Improvement Authority Revenue, County-GTD Pooled Notes	2.000%	8/17/12	14,360,000	14,398,986
Monmouth County, NJ, Improvement Authority Lease Revenue, Capital Equipment Pooled	2.000%	10/1/12	640,000	643,687
Montclair Township, NJ, GO:
Notes	1.250%	12/14/12	8,855,973	8,875,709
Tax Notes	1.250%	12/14/12	3,606,110	3,614,139
Temporary Notes	1.250%	12/14/12	5,630,000	5,642,546
New Jersey EDA, Gas Facilities Revenue, Pivotal Utility Holdings Project, LOC-Bank of Tokyo-Mitsubishi UFJ	0.170%	10/1/22	4,200,000	4,200,000	(a)(b)
New Jersey Health Care Facilities Financing Authority Revenue:
Underwood Memorial Hospital Inc., LOC-TD Bank N.A.	0.160%	7/1/33	13,995,000	13,995,000	(a)(b)
Virtua Health Inc., LOC-TD Bank N.A.	0.130%	7/1/43	14,000,000	14,000,000	(a)(b)
River Vale, NJ, GO:
BAN	1.000%	8/15/12	1,650,000	1,651,342
BAN	1.000%	1/11/13	12,400,000	12,431,668
South Orange Village Township, NJ, GO:
BAN	2.000%	9/7/12	2,515,000	2,524,028
BAN	2.000%	1/30/13	3,950,000	3,989,209
Stafford Township, NJ, GO	2.000%	1/15/13	200,000	201,550
Sussex County, NJ, Municipal Utilities Authority Revenue, Paulins Kill Basin Project Notes	1.500%	2/15/13	1,700,000	1,711,970
Verona Township, NJ, GO:
BAN	1.000%	8/10/12	3,762,000	3,764,857
BAN	1.000%	12/14/12	3,300,000	3,308,076

Total New Jersey				110,595,485

New York - 12.5%
Arlington, NY, CSD, GO, BAN	1.000%	11/16/12	3,655,800	3,663,809
Brookhaven, NY, GO, BAN	1.000%	9/28/12	24,200,000	24,243,826
Canandaigua, NY, City School District, GO, BAN	0.750%	6/21/12	5,580,000	5,580,195
Carmel, NY, GO, BAN	1.000%	10/12/12	2,400,000	2,403,638
Clarence, NY, GO, BAN	1.000%	7/26/12	5,390,000	5,393,706
Columbia County, NY, GO, BAN	1.000%	5/14/13	4,085,000	4,102,748
Dutchess County, NY, IDA, Marist College, LOC-Bank of New York	0.190%	7/1/28	100,000	100,000	(a)(b)
Dutchess County, NY, Industrial Development Agency, Civic Facility Revenue, Marist College Civic Facility, LOC-Keybank N.A.	0.140%	7/1/38	100,000	100,000	(a)(b)
East Ramapo, NY, CSD, GO:
BAN	1.250%	6/15/12	8,545,000	8,547,176
TAN	1.250%	6/15/12	3,500,000	3,500,892
Guilderland, NY, CSD, GO, BAN	1.000%	7/19/12	1,534,918	1,535,677
Hamburg Village, NY, GO, BAN	1.000%	7/19/12	2,250,000	2,250,700
Iroquois, NY, CSD, GO, BAN	0.750%	6/26/12	7,265,000	7,265,503
Islip, NY, GO, BAN	1.000%	12/14/12	1,300,000	1,303,182
Jordan-Elbridge, NY, CSD, GO, BAN	1.000%	7/27/12	5,000,000	5,000,652
Katonah-Lewisboro, NY, Union Free School District, GO, BAN	1.000%	7/13/12	1,120,000	1,120,229
Kings Point, NY, GO, BAN	1.000%	8/3/12	1,975,000	1,976,960
Lancaster, NY, CSD, GO, BAN	1.000%	6/15/12	9,100,000	9,102,009

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
Locust Valley, NY, CSD, GO, TAN	1.000%	6/21/12	$3,100,000	$3,100,978
Long Island, NY, Power Authority, LOC-State Street Bank & Trust Co.	0.190%	5/1/33	200,000	200,000	(a)(b)
New York City, NY, GO:
LOC-Bank of New York	0.160%	3/1/34	300,000	300,000	(a)(b)
SPA-Calyon Bank	0.330%	12/1/32	1,000,000	1,000,000	(a)(b)
SPA-Wells Fargo Bank N.A.	0.180%	4/1/32	500,000	500,000	(a)(b)
New York City, NY, HDC, Related Monterey, LIQ-FNMA	0.160%	11/15/19	700,000	700,000	(a)(b)
New York City, NY, Health & Hospital Corp. Revenue, LOC-JPMorgan Chase	0.200%	2/15/26	700,000	700,000	(a)(b)
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Refunding and Improvement, 2007 All Stars Project, LOC-JPMorgan Chase	0.220%	12/1/36	2,185,000	2,185,000	(a)(b)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2008, SPA-Fortis Bank SA	0.200%	6/15/34	9,100,000	9,100,000	(a)(b)
New York City, NY, TFA, New York City Recovery Project Revenue, Subordinated, LIQ-JPMorgan Chase	0.190%	11/1/22	100,000	100,000	(a)(b)
New York City, NY, Trust for Cultural Resources Revenue, American Museum of Natural History, SPA-Wells Fargo Bank N.A.	0.130%	4/1/44	300,000	300,000	(a)(b)
New York State Dormitory Authority Revenue:
Non-State Supported Debt, Wagner College, LOC-TD Bank N.A.	0.160%	7/1/38	12,305,000	12,305,000	(a)(b)
State Supported Debt, City University of New York, LOC-TD Bank N.A.	0.150%	7/1/31	300,000	300,000	(a)(b)
Wagner College, LOC-Morgan Guarantee Trust	0.160%	7/1/28	2,900,000	2,900,000	(a)(b)
New York State HFA Revenue, 10 Liberty, FHLMC, LIQ-FHLMC	0.160%	5/1/35	685,000	685,000	(a)(b)
New York State Housing Finance Agency Revenue:
600 West, 42nd Street Housing, LOC-Bank of New York Mellon	0.170%	11/1/41	7,300,000	7,300,000	(a)(b)(c)
FNMA, LIQ-FNMA	0.150%	5/15/39	800,000	800,000	(a)(b)
New York, NY, GO:
LOC-JPMorgan Chase	0.180%	8/1/18	1,300,000	1,300,000	(a)(b)
LOC-Wells Fargo Bank N.A.	0.180%	4/1/42	1,000,000	1,000,000	(a)(b)
Orchard Park Town, NY, GO, BAN	1.000%	10/25/12	3,700,000	3,706,745
Oyster Bay, NY, GO, BAN	3.000%	8/10/12	43,700,000	43,908,066
Oyster Bay-East Norwich, NY, CDS, GO, TAN	1.000%	6/22/12	2,300,000	2,300,697
Sewanhaka, NY, Central High School District of Elmont, GO, TAN	1.000%	6/22/12	4,650,000	4,651,491
Taconic Hills, NY, School District at Craryville, GO, BAN	1.000%	7/6/12	3,200,000	3,200,970
Tarrytowns, NY, Union Free School District, GO, BAN	1.000%	8/10/12	7,000,000	7,007,464
Tonawanda Town, NY, GO, BAN	1.000%	9/6/12	6,700,000	6,708,124
Triborough Bridge & Tunnel Authority, NY, Revenues:
LOC-U.S. Bank N.A.	0.160%	1/1/33	10,500,000	10,500,000	(a)(b)
SPA-JPMorgan Chase	0.170%	1/1/32	295,000	295,000	(a)(b)
Tuckahoe, NY, Common School District Southampton, GO, TAN	1.000%	6/27/12	2,300,000	2,300,717
Union Endicott, NY, CSD, GO, BAN	1.000%	6/28/12	1,550,000	1,550,408
Yorktown, NY, CSD, GO, BAN	1.250%	6/29/12	1,100,000	1,100,409

Total New York				219,196,971

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - 5.4%
Charlotte, NC, GO	5.000%	8/1/12	$450,000	$453,492
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Carolinas Healthcare System, LOC-Wells Fargo Bank N.A.	0.150%	1/15/45	22,300,000	22,300,000	(a)(b)
Durham, NC, GO	4.000%	6/1/12	640,000	640,000
Forsyth County, NC, GO	5.000%	8/1/12	1,000,000	1,007,889
Mecklenburg County, NC, COP, SPA-Branch Banking and Trust	0.190%	2/1/26	1,000,000	1,000,000	(a)(b)
North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue, Guilford College Project, LOC-Branch Banking & Trust	0.190%	5/1/24	3,255,000	3,255,000	(a)(b)
North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue, High Point University Project, LOC-Branch Banking & Trust	0.190%	5/1/30	1,505,000	1,505,000	(a)(b)
North Carolina Capital Facilities Finance Agency, Recreational Facilities Revenue, YMCA of Greater Charlotte Project, LOC-Wells Fargo Bank N.A.	0.190%	4/1/29	3,090,000	3,090,000	(a)(b)
North Carolina Capital Facilities Finance Agency, Student Revenue, UNCP University Foundation Inc., LOC-Wells Fargo Bank N.A.	0.180%	7/1/31	1,000,000	1,000,000	(a)(b)
North Carolina Medical Care Commission, Southeastern Regional Medical Center, LOC-BB&T Corp.	0.190%	6/1/37	2,500,000	2,500,000	(a)(b)
North Carolina Medical Care Commission, Health Care Facilities Revenue, University Health Systems of Eastern Carolina Inc., LOC-Branch Banking & Trust	0.180%	12/1/36	1,000,000	1,000,000	(a)(b)
North Carolina Medical Care Community, Health Care Facilities Revenue, First Mortgage Deerfield, LOC-Branch Banking & Trust	0.190%	11/1/38	5,000,000	5,000,000	(a)(b)
North Carolina State Capital Facilities Finance Agency, Educational Facilities Revenue, Forsyth Country Day School Inc., LOC-Branch Banking & Trust	0.190%	12/1/31	8,090,000	8,090,000	(a)(b)
Raleigh, NC, Combined Enterprise System Revenue, SPA-Wells Fargo Bank N.A.	0.150%	3/1/35	195,000	195,000	(a)(b)
Raleigh, NC, COP, Downtown Improvement Project, SPA-Wells Fargo Bank N.A.	0.150%	2/1/34	43,000,000	43,000,000	(a)(b)

Total North Carolina				94,036,381

North Dakota - 0.9%
North Dakota State Building Authority Revenue, Facilities Improvement	3.000%	12/1/12	3,000,000	3,041,303
North Dakota State Housing Finance Agency Revenue, Housing Finance Program, Home Mortgage Finance, SPA-FHLB	0.250%	7/1/24	13,100,000	13,100,000	(a)(b)(c)

Total North Dakota				16,141,303

Ohio - 0.6%
County of Montgomery, OH, Revenue, Miami Valley Hospital, SPA-Wells Fargo Bank N.A.	0.180%	11/15/39	400,000	400,000	(a)(b)
Marysville, OH, GO, BAN- Wastewater Treatment System	1.500%	5/30/13	1,200,000	1,210,100
Montgomery County, OH, Revenue:
Miami Valley Hospital, SPA-Barclays Bank PLC	0.180%	11/15/39	3,700,000	3,700,000	(a)(b)
Miami Valley Hospital, SPA-JPMorgan Chase	0.180%	11/15/45	3,000,000	3,000,000	(a)(b)
Ohio State Higher Educational Facilities Revenue, Xavier University Project, LOC-U.S. Bank N.A.	0.160%	11/1/30	1,770,000	1,770,000	(a)(b)

Total Ohio				10,080,100

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oregon - 1.1%
Multnomah County, OR, Hospital Facilities Authority Revenue, Oregon Baptist Retirement Homes, LOC-U.S. Bank N.A.	0.190%	11/1/34	$3,370,000	$3,370,000	(a)(b)
Oregon State Department of Transportation, Highway User Tax Revenue	5.000%	11/15/12	320,000	326,843
Oregon State, GO, Veterans Welfare, SPA-U.S. Bank N.A.	0.200%	6/1/40	10,600,000	10,600,000	(a)(b)
Washington County, OR, Housing Authority Revenue, Refunding-Bethany Meadows II Project, LOC-U.S. Bank N.A.	0.330%	9/1/27	4,540,000	4,540,000	(a)(b)(c)

Total Oregon				18,836,843

Pennsylvania - 8.7%
Allegheny County, PA, Higher Education Building Authority, University Revenue, Carnegie Mellon University, SPA-Bank of New York	0.170%	12/1/37	13,500,000	13,500,000	(a)(b)
Butler County, PA, General Authority Revenue, School District Erie Project, LOC-PNC Bank N.A.	0.180%	9/1/29	8,865,000	8,865,000	(a)(b)
Butler County, PA, General Authority Revenue, GO, Canon-Mcmillan School District Project, AGM, SPA-PNC Bank N.A.	0.380%	12/1/33	4,100,000	4,100,000	(a)(b)
Central Dauphin, PA, School District, GO	3.000%	12/1/12	2,375,000	2,406,144
Delaware County, PA, Authority Hospital Revenue, Crozer-Chester Medical Center, LOC-Wells Fargo Bank N.A.	0.180%	12/15/31	2,840,000	2,840,000	(a)(b)
Emmaus, PA, General Authority Revenue:
Local Government, LOC-U.S. Bank N.A.	0.190%	3/1/24	1,400,000	1,400,000	(a)(b)
Local Government, LOC-U.S. Bank N.A.	0.190%	3/1/24	1,200,000	1,200,000	(a)(b)
Geisinger Authority, PA, Health System Revenue, Geisinger Health System, SPA-PNC Bank N.A.	0.140%	8/1/28	16,200,000	16,200,000	(a)(b)
Governor Mifflin, PA, School District, GO, LOC-PNC Bank N.A.	0.180%	4/1/29	2,615,000	2,615,000	(a)(b)
Greater Latrobe, PA, School Authority Revenue, FGIC	5.000%	4/1/13	715,000	742,258
Lancaster, PA, IDA Revenue, Hospice Lancaster County Project, LOC-PNC Bank N.A.	0.180%	7/1/37	4,505,000	4,505,000	(a)(b)
Lehighton, PA, Area School District, GO	2.000%	11/15/12	955,000	961,714	(d)
Luzerne County, PA, IDA, Lease Revenue, GTD, LOC-PNC Bank N.A.	0.180%	11/1/26	4,000,000	4,000,000	(a)(b)
Mars, PA, Area School District, GO, Notes	1.000%	3/1/13	1,470,000	1,473,316
Montgomery County, PA , GO, SPA-PNC Bank N.A.	0.170%	8/15/24	19,495,000	19,495,000	(a)(b)
Montgomery County, PA, IDA Revenue:
LaSalle College, LOC-PNC Bank N.A.	0.180%	11/1/37	1,500,000	1,500,000	(a)(b)
Northwestern Human Services Inc., LOC-TD Bank N.A.	0.160%	6/1/33	10,030,000	10,030,000	(a)(b)
Pennsylvania State Higher EFA Revenue:
Drexel University, LOC-JPMorgan Chase	0.160%	11/1/25	900,000	900,000	(a)(b)
Multi-Modal, Drexel University, LOC-Wells Fargo Bank N.A.	0.180%	5/1/37	14,290,000	14,290,000	(a)(b)
Philadelphia, PA, Authority for IDR:
Gift of Life Donor Program Project, LOC-Commerce Bank N.A.	0.150%	12/1/34	1,900,000	1,900,000	(a)(b)
Gift of Life Donor Program Project, LOC-Commerce Bank N.A.	0.150%	12/1/34	5,000	5,000	(a)(b)
Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority, AGM, SPA-PNC Bank	0.470%	11/1/38	26,255,000	26,255,000	(a)(b)
Saint Mary Hospital Authority Bucks County, Catholic Health	0.160%	5/1/44	300,000	300,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - continued
Southeastern Pennsylvania Transportation Authority Revenue, LOC-PNC Bank N.A.	0.170%	3/1/22	$1,755,000	$1,755,000	(a)(b)
State Public School Building Authority, Albert Gallatin Area Schools, AGM, SPA-PNC Bank	0.380%	9/1/24	10,400,000	10,400,000	(a)(b)

Total Pennsylvania				151,638,432

Puerto Rico - 0.0%
Commonwealth of Puerto Rico, GO, Public Improvement, AGM, SPA-JPMorgan Chase	0.250%	7/1/29	400,000	400,000	(a)(b)

South Carolina - 1.3%
Beaufort County, SC, GO, BAN	1.500%	5/10/13	1,600,000	1,614,494
Charleston County, SC, GO	2.000%	8/1/12	800,000	802,327
Dillon County, SC, School Facilities Corp. Revenue, Construction Notes	3.000%	4/1/13	1,900,000	1,940,301
Lexington, SC, GO, BAN	1.500%	6/29/12	1,000,000	1,000,569
Piedmont, SC, Municipal Power Agency Electric Revenue, LOC-TD Bank N.A.	0.140%	1/1/34	1,800,000	1,800,000	(a)(b)
Richland County, SC, School District No. 2, GO	2.000%	5/1/13	600,000	609,417
South Carolina Jobs EDA Revenue, Southeastern Fly Ash Co. Inc. Project, LOC-Wells Fargo Bank N.A.	0.230%	1/1/14	2,000,000	2,000,000	(a)(b)(c)
South Carolina Jobs EDA, IDR, South Carolina Electric & Gas Co., LOC-Branch Banking & Trust	0.230%	12/1/38	6,930,000	6,930,000	(a)(b)(c)
South Carolina, EFA, Private Non-Profit Institutions, Newberry College, LOC-Branch Banking & Trust	0.190%	6/1/35	4,450,000	4,450,000	(a)(b)
York County, SC, School District No. 3, GO, Rock Hill School District	5.000%	3/1/13	750,000	776,230

Total South Carolina				21,923,338

South Dakota - 0.0%
South Dakota State Conservancy District, State Revolving Fund Program	2.000%	8/1/12	565,000	566,640

Tennessee - 1.5%
Blount County, TN, Public Building Authority:
Local Government Public Improvement, LOC-Branch Banking & Trust	0.190%	6/1/37	3,900,000	3,900,000	(a)(b)
Local Government Public Improvement, LOC-Branch Banking & Trust	0.190%	6/1/39	5,400,000	5,400,000	(a)(b)
Blount County, TN, Public Building Authority Revenue, Local Government Public Improvement, LOC-Branch Banking & Trust	0.190%	6/1/30	10,500,000	10,500,000	(a)(b)
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Revenue, Old Hickory Towers, LOC-Wells Fargo Bank N.A.	0.200%	1/1/30	4,596,000	4,596,000	(a)(b)(c)
Murfreesboro, TN, GO	5.000%	6/1/13	1,000,000	1,046,896

Total Tennessee				25,442,896

Texas - 5.6%
Dickinson, TX, ISD, GO, PSF, SPA-JPMorgan Chase	0.500%	8/1/12	3,700,000	3,700,000	(e)
Gregg County, TX, Health Facilities Development Corp., Hospital Revenue, Good Shepherd Hospital Inc., Radian, LOC-JPMorgan Chase	0.230%	10/1/29	10,455,000	10,455,000	(a)(b)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Methodist Hospital	0.180%	12/1/27	835,000	835,000	(a)(b)
Harris County, TX, Cultural Education Facilities Finance Corp. Special Facilities Revenue, Texas Medical Center, LOC-Compass Bank	0.200%	9/1/31	2,800,000	2,800,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
Harris County, TX, GO, Toll Road	5.000%	8/15/12	$1,000,000	$1,009,643
Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital System	0.180%	12/1/41	1,360,000	1,360,000	(a)(b)
Houston, TX, Higher Education Finance Corp. Revenue:
Rice University Project	0.150%	5/15/48	1,000,000	1,000,000	(a)(b)
William Marsh Rice University Project	0.150%	5/15/48	5,450,000	5,450,000	(a)(b)
San Antonio, TX, GO, General Improvement	3.000%	8/1/12	1,345,000	1,351,090
San Antonio, TX, IDA, IDR, Tindall Corp. Project, LOC-Wells Fargo Bank N.A.	0.230%	1/1/29	4,150,000	4,150,000	(a)(b)(c)
Sugar Land, TX, Waterworks & Sewer Revenue	3.000%	8/15/12	150,000	150,834
Texas State, Mobility Fund, SPA-Depfa Bank PLC	0.190%	4/1/30	4,620,000	4,620,000	(a)(b)
University of North Texas, TECP	0.230%	6/1/12	39,050,000	39,050,000
University of North Texas, TECP	0.210%	7/13/12	740,000	740,000
University of Texas	0.100%	8/1/16	5,900,000	5,900,000	(a)(b)
University of Texas, TX, Revenue, Financing System	0.100%	8/1/39	16,000,000	16,000,000	(a)(b)

Total Texas				98,571,567

Utah - 0.3%
Murray City, UT, Hospital Revenue, IHC Health Services Inc., SPA-JPMorgan Chase	0.200%	5/15/37	3,500,000	3,500,000	(a)(b)
Utah Transit Authority, Sales Tax Revenue, LOC-Fortis Bank SA, NV	0.200%	6/15/36	2,400,000	2,400,000	(a)(b)

Total Utah				5,900,000

Virginia - 2.0%
Albemarle County, VA, EDA, Hospital Revenue, Martha Jefferson Hospital, LOC-Wells Fargo Bank N.A.	0.200%	10/1/48	100,000	100,000	(a)(b)
Lynchburg, VA, IDA Revenue, Central Health, NATL, LOC-Branch Banking & Trust	0.190%	1/1/35	3,930,000	3,930,000	(a)(b)
Virginia College Building Authority, VA, Educational Facilities Revenue:
21st Century College, SPA-Wells Fargo Bank N.A.	0.230%	2/1/26	2,195,000	2,195,000	(a)(b)
21st Century College, SPA-Wells Fargo Bank N.A.	0.230%	2/1/26	1,995,000	1,995,000	(a)(b)
Virginia Commonwealth University, Health System Authority Revenue:
AMBAC, LOC-Wells Fargo Bank N.A.	0.230%	7/1/30	2,110,000	2,110,000	(a)(b)
LOC-Wells Fargo Bank N.A.	0.210%	7/1/37	8,805,000	8,805,000	(a)(b)
Virginia State Commonwealth Transportation Board, Transportation Revenue	2.500%	5/15/13	600,000	612,956
Virginia State Commonwealth University, Health System Authority Revenue, LOC-Branch Banking & Trust	0.170%	7/1/37	14,000,000	14,000,000	(a)(b)
Virginia State Resources Authority, Clean Water Revenue, State Revolving Fund	5.000%	10/1/12	500,000	507,865

Total Virginia				34,255,821

Washington - 0.5%
Olympia, WA, EDA, Spring Air Northwest Project, LOC-U.S. Bank	0.230%	11/1/23	1,245,000	1,245,000	(a)(b)(c)
Vancouver, WA, Housing Authority Revenue, LIQ-FHLMC	0.180%	12/1/38	3,940,000	3,940,000	(a)(b)
Washington State HFC, Non-Profit Housing Revenue, Panorama City Project, LOC-Wells Fargo Bank N.A.	0.200%	1/1/27	4,315,000	4,315,000	(a)(b)

Total Washington				9,500,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
West Virginia - 0.2%
West Virginia State Hospital Finance Authority Hospital Revenue, United Hospital Center Inc., LOC-Branch Banking & Trust	0.190%	6/1/32	$2,880,000	$2,880,000	(a)(b)

Wisconsin - 2.0%
Columbia County, WI, GO, AMBAC	3.375%	8/1/12	640,000	643,317
Kewaunee County, WI, Revenue, NANS	1.500%	4/1/13	2,400,000	2,410,677
Ladysmith, WI, IDR, Indeck Ladysmith LLC Project, LOC-Wells Fargo Bank N.A.	0.180%	8/1/27	7,750,000	7,750,000	(a)(b)
Mequon & Thiensville, WI, School District, Transportation	1.000%	9/4/12	3,800,000	3,804,507
Middleton-Cross Plains, WI, Area School District, GO, AGM	4.500%	4/1/13	900,000	931,877
Oak Creek, WI, GO, Promissory Notes	2.000%	5/1/13	3,200,000	3,246,619
Waukesha, WI, GO, Anticipation Notes	1.750%	8/1/12	1,300,000	1,300,731
Wisconsin Housing & EDA, Housing Revenue, AGM, SPA-FHLB	0.290%	5/1/44	3,850,000	3,850,000	(a)(b)(c)
Wisconsin State HEFA Revenue:
Aspirus Wausau Hospital Inc., LOC-JPMorgan Chase	0.220%	8/15/36	400,000	400,000	(a)(b)
Froedtert & Community Health, LOC-U.S. Bank N.A.	0.180%	4/1/35	10,470,000	10,470,000	(a)(b)

Total Wisconsin				34,807,728

TOTAL INVESTMENTS - 99.5% (Cost - $1,743,501,742#)				1,743,501,742
Other Assets in Excess of Liabilities - 0.5%				9,193,130

TOTAL NET ASSETS - 100.0%				$1,752,694,872

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Security is purchased on a when-issued basis.

(e)	Maturity date shown represents the mandatory tender date.

(f)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
CDC	— Community Development Commission
COP	— Certificates of Participation
CSD	— Central School District
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2012

HFA	— Housing Finance Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
ISO	— Independent System Operator
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MUD	— Municipal Utility District
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PSF	— Permanent School Fund
Radian	— Radian Asset Assurance - Insured Bonds
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TFA	— Transitional Finance Authority
USD	— Unified School District

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2012

Summary of Investments by Industry *

Health Care	19.7%
General Obligation	19.5
Education	18.0
Industrial Revenue	11.2
Housing: Multi-Family	7.1
Public Facilities	5.0
Water & Sewer	4.0
Utilities	3.6
Transportation	2.6
Housing: Single Family	2.4
Miscellaneous	1.8
Pollution Control	1.7
Power	1.3
Solid Waste/Resource Recovery	1.0
Finance	0.7
Tax Allocation	0.3
Life Care Systems	0.1

100.0%

* As a percentage of total investments. Please note that Fund holdings are as of May 31, 2012 and are subject to change.

Ratings Table†

Standard & Poor’s/Moody’s/Fitch‡
A-1+	47.7%
VMIG1	25.8
SP-1	3.4
MIG1	2.8
F1+	1.5
AA/Aa	0.9
AAA/Aaa	0.7
NR	17.2

100.0%

†	As a percentage of total investments.

‡	Standard & Poor’s primary rating; Moody’s secondary; then Fitch. The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. See pages 18 through 20 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings

The definitions of the applicable rating symbols are set forth below:

Long-Term Security Ratings (unaudited)

Standard & Poor’s Ratings Service (“Standard & Poor’s”) Long-term Issue Credit Ratings — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated “CC” is currently highly vulnerable to nonpayment.

C — The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments of an obligation are jeopardized.

Moody’s Investors Service (“Moody’s”) Long-term Obligation Ratings — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

Aa — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

Baa — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

B — Obligations rated “B” are considered speculative and are subject to high credit risk.

Long-Term Security Ratings (unaudited) (continued)

Caa — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

Ca — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.

C — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) Structured, Project & Public Finance Obligations — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Obligations rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Obligations rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — Obligations rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB — Obligations rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB — Obligations rated “BB” indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B — Obligations rated “B” indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC — Default is a real possibility.

CC — Default of some kind appears probable.

C — Default is imminent or inevitable, or the issuer is in standstill.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

Standard & Poor’s Municipal Short-Term Notes Ratings

SP-1 — A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 — A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 — A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issues Credit Ratings

A-1 — A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

Short-Term Security Ratings (unaudited) (continued)

A-2 — A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 — A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B — A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1 — Moody’s highest rating for issues having a variable rate demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2 — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3 — This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

SG —   This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Moody’s Short-Term Municipal Obligations Ratings

MIG 1 — Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 — This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.

MIG 3 — This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Obligations Ratings

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.

P-2 — Have a strong ability to repay short-term debt obligations.

P-3 — Have an acceptable ability to repay short-term debt obligations.

NP — Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligations Ratings

F1 — Fitch’s highest rating indicating the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 — Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.

F3 — Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.

B — Fitch rating indicating minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term changes in financial and economic conditions.

C —   Fitch rating indicating default is a real possibility.

NR —   Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Tax Free Reserves Portfolio (the “Portfolio”) is a separate non-diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At May 31, 2012, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$1,743,501,742	—	$1,743,501,742

†	See Schedule of Investments for additional detailed categorizations.

(b) Credit and market risk. The Portfolio may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets and in some cases are backed by a financial institution serving as a liquidity provider. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Accordingly, the credit quality and liquidity of the Portfolio’s investments may be dependent in part on the credit quality of the institutions supporting the Portfolio’s investments and changes in the credit quality of these institutions could cause losses to the Portfolio and affect its share price. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(c) Securities traded on a when-issued basis. The Portfolio may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended May 31, 2012, the Portfolio did not invest in derivative instruments and does not have any intention to do so in the future.

3. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: July 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: July 26, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: July 26, 2012